Subsidiary Guarantors	3 Months Ended
Mar. 31, 2013
Subsidiary Guarantors [Abstract]
Subsidiary Guarantors
Subsidiary Guarantors

The Partnership has filed a registration statement on Form S-3 with the SEC to register, among other securities, debt securities. The subsidiaries of the Partnership (the "Subsidiaries") will be co-registrants with the Partnership, and the registration statement will register guarantees of debt securities by one or more of the Subsidiaries (other than American Midstream Finance Corporation, a 100% owned subsidiary of the Partnership whose sole purpose is to act as co-issuer of such debt securities). The financial position and operations of the co-issuer are minor and therefore have been included with the Parent's financial information. As of June 30, 2012, the Subsidiaries were 100% owned by the Partnership and any guarantees by the Subsidiaries will be full and unconditional. Beginning July 1, 2012, the Subsidiaries have had an investment in the non-guarantor subsidiaries equal to a 87.4% undivided interest in its Chatom system. The Partnership has no assets or operations independent of the Subsidiaries, and there are no significant restrictions upon the ability of the Subsidiaries to distribute funds to the Partnership. In the event that more than one of the Subsidiaries provide guarantees of any debt securities issued by the Partnership, such guarantees will constitute joint and several obligations. None of the assets of the Partnership or the Subsidiaries represent restricted net assets pursuant to Rule 4-08(e)(3) of Regulation S-X under the Securities Act of 1933, as amended. For purposes of the following unaudited condensed consolidating financial information, the Partnership's investments in its Subsidiaries and the guarantor subsidiaries' investment in its 87.4% undivided interest in the Chatom system are presented in accordance with the equity method of accounting. The financial information may not necessarily be indicative of the financial position, results of operations, or cash flows had the subsidiary guarantors operated as independent entities. Condensed consolidating financial information for the Partnership, its combined guarantor subsidiaries and non-guarantor subsidiary as of March 31, 2013 and December 31, 2012 and for the three months ended March 31, 2013 is as follows:

	Condensed Consolidating Balance Sheet
	March 31, 2013
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(in thousands)
Assets
Current assets
Cash and cash equivalents	$1	$44	$—	$—	$45
Accounts receivable	—	1,243	—	—	1,243
Unbilled revenue	—	18,131	4,897	—	23,028
Risk management assets	—	488	—	—	488
Other current assets	—	3,742	504	—	4,246
Total current assets	1	23,648	5,401	—	29,050
Property, plant and equipment, net	—	162,721	59,366	—	222,087
Investment in subsidiaries	72,868	50,895	—	(123,763)	—
Other assets, net	—	5,293	—	—	5,293
Total assets	$72,869	$242,557	$64,767	$(123,763)	$256,430

Liabilities, Equity and Partners’ Capital
Current liabilities
Accounts payable	$—	$1,555	$2,089	$—	$3,644
Accrued gas purchases	—	14,483	3,876	—	18,359
Accrued expenses and other current liabilities	—	6,151	62	—	6,213
Current portion of long-term debt	—	1,118	—	—	1,118
Total current liabilities	—	23,307	6,027	—	29,334
Other liabilities	—	8,117	462	—	8,579
Long-term debt	—	138,265	—	—	138,265
Total liabilities	—	169,689	6,489	—	176,178
Partners' capital
Total partners' capital	72,869	72,868	50,895	(123,763)	72,869
Noncontrolling interest	$—	$—	$7,383	$—	$7,383
Total equity and partners' capital	72,869	72,868	58,278	(123,763)	80,252
Total liabilities, equity and partners' capital	$72,869	$242,557	$64,767	$(123,763)	$256,430

	Condensed Consolidating Balance Sheet
	December 31, 2012
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(in thousands)
Assets
Current assets
Cash and cash equivalents	$1	$575	$—	$—	$576
Accounts receivable	—	1,612	346	—	1,958
Unbilled revenue	—	18,102	3,410	—	21,512
Risk management assets	—	969	—	—	969
Other current assets	—	2,967	259	—	3,226
Total current assets	1	24,225	4,015	—	28,241
Property, plant and equipment, net	—	165,001	58,818	—	223,819
Investment in subsidiaries	80,164	51,613	—	(131,777)	—
Other assets, net	—	4,636	—	—	4,636
Total assets	$80,165	$245,475	$62,833	$(131,777)	$256,696

Liabilities, Equity and Partners’ Capital
Current liabilities
Accounts payable	$—	$5,100	$427	$—	$5,527
Accrued gas purchases	—	14,606	2,428	—	17,034
Accrued expenses and other current liabilities	—	9,150	469	—	9,619
Total current liabilities	—	28,856	3,324	—	32,180
Other liabilities	—	8,170	458	—	8,628
Long-term debt	—	128,285	—	—	128,285
Total liabilities	—	165,311	3,782	—	169,093
Partners' capital
Total partners' capital	80,165	80,164	51,613	(131,777)	80,165
Noncontrolling interest	—	—	7,438	—	7,438
Total equity and partners' capital	80,165	80,164	59,051	(131,777)	87,603
Total liabilities, equity and partners' capital	$80,165	$245,475	$62,833	$(131,777)	$256,696

	Condensed Consolidating Statements of Operations
	Three months ended March 31, 2013
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(in thousands)
Revenue	$—	$48,198	$13,648	$(1,963)	$59,883
Unrealized gains (loss) on commodity derivatives	—	(481)	—	—	(481)
Total revenue	—	47,717	13,648	(1,963)	59,402
Operating expenses:
Purchases of natural gas, NGLs and condensate	—	38,346	10,918	(1,963)	47,301
Direct operating expenses	—	3,718	1,085	—	4,803
Selling, general and administrative expenses	—	3,425	—	—	3,425
Equity compensation expense	—	388	—	—	388
Depreciation and accretion expense	—	5,232	414	—	5,646
Total operating expenses	—	51,109	12,417	(1,963)	61,563
Gain (loss) on involuntary conversion of property, plant and equipment	—	421	—	—	421
Operating income (loss)	—	(2,971)	1,231	—	(1,740)
Other income (expenses):
Earnings from consolidated affiliates	(3,553)	1,076	—	2,477	—
Interest expense	—	(1,731)	—	—	(1,731)
Net income (loss) from continuing operations	(3,553)	(3,626)	1,231	2,477	(3,471)
Discontinued operations
Income (loss) from operations of disposal groups	—	73	—	—	73
Net income (loss)	(3,553)	(3,553)	1,231	2,477	(3,398)
Net income (loss) attributable to noncontrolling interests	—	—	155	—	155
Net income (loss) attributable to the Partnership	$(3,553)	$(3,553)	$1,076	$2,477	$(3,553)

	Condensed Consolidating Statements of Cash Flows
	Three months ended March 31, 2013
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(in thousands)

Net cash provided (used) in operating activities	$—	$(127)	$1,230	$—	$1,103
Cash flows from investing activities
Additions to property, plant and equipment	—	(7,995)	(57)	—	(8,052)
Proceeds from property damage insurance recoveries	—	560	—	—	560
Net contributions from affiliates	4,044	—	—	(4,044)	—
Net cash provided (used) in investing activities	4,044	(7,435)	(57)	(4,044)	(7,492)
Cash flows from financing activities
Net distributions to affiliates	—	(3,081)	(963)	4,044	—
Unit holder distributions	(4,044)	—	—	—	(4,044)
Net distributions to noncontrolling interest owners	—	—	(210)	—	(210)
LTIP tax netting unit repurchase	—	(74)	—	—	(74)
Payments for deferred debt issuance costs	—	(912)	—	—	(912)
Payments on other debt	—	(358)	—	—	(358)
Borrowings on other debt	—	1,476	—	—	1,476
Payments on long-term debt	—	(17,585)	—	—	(17,585)
Borrowings on long-term debt	—	27,565	—	—	27,565
Net cash provided (used) in financing activities	(4,044)	7,031	(1,173)	4,044	5,858
Net increase (decrease) in cash and cash equivalents	—	(531)	—	—	(531)
Cash and cash equivalents
Beginning of period	1	575	—	—	576
End of period	$1	$44	$—	$—	$45
Supplemental cash flow information
Interest payments	$—	$1,487	$—	$—	$1,487
Supplemental non-cash information
Increase (decrease) in accrued property, plant and equipment	$—	$(3,977)	$—	$—	$(3,977)